Cover Page	Feb. 22, 2021
Cover [Abstract]
Amendment Flag	false
Entity File Number	1-6140
Document Type	8-K
Document Period End Date	Feb. 22, 2021
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1600 Cantrell Road
Entity Address, City or Town	Little Rock
Entity Address, State or Province	AR
Entity Tax Identification Number	71-0388071
Entity Address, Postal Zip Code	72201
City Area Code	501
Local Phone Number	376-5200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000028917
Entity Registrant Name	DILLARDS, INC.